Right-of-use assets and lease liabilities	6 Months Ended
Jun. 30, 2026
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

8 Right-of-use assets and lease liabilities

As of June 30, 2026, the Company subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Motor vehicles	7 to 8 years
Corporate office premises	3 years

(a)	Amount recognized in the condensed consolidated balance sheet:

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	S$	S$	US$

Right-of-use assets	716,507	580,142	448,298
Lease liabilities
Current	260,331	269,691	208,400
Non-current	427,418	289,581	223,770
	687,749	559,272	432,170

(b)	A summary of lease cost recognized in the Company’s condensed consolidated statements of income is as follows:

	For the six months ended June 30,
	2025	2026	2026
	S$	S$	US$

Operating lease cost	45,740	160,121	123,731
Interest of lease liabilities	2,919	-	-

(c)	The remaining undiscounted lease payments for corporate office premises and motor vehicles as of June 30, 2026 were as follows::

lease payments
S$
Six months ending December 31, 2026	149,488
Year ending December 31, 2027	288,000
Year ending December 31, 2028	168,000
Total undiscounted lease payments	605,488
Less: imputed interest	(46,216)
Total lease liabilities	559,272

The total lease liabilities comprised S$553,876 relating to corporate office premises and S$5,396 relating to motor vehicles. The corporate office lease had a remaining lease term of 2.08 years and a discount rate of 7.5% as of June 30, 2026. The remaining lease term for motor vehicles was approximately 0.33 years as of June 30, 2026.